Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity
9.	Stockholders’ Equity

Common Stock

Our shareholders have authorized the issuance of 1.125 billion shares of common stock. The par value of Navient common stock is $0.01 per share. At December 31, 2017, 263 million shares were issued and outstanding and 28 million shares were unissued but encumbered for outstanding stock options, restricted stock units and dividend equivalent units for employee compensation and remaining authority for stock-based compensation plans. The stock-based compensation plans are described in “Note 11 — Stock-Based Compensation Plans and Arrangements.”

Dividend and Share Repurchase Program

In 2017, 2016 and 2015, we paid full-year common stock dividends of $0.64 per share.

In 2015, we repurchased 56.0 million shares of common stock for $945 million. In 2016, we repurchased 59.6 million shares of common stock for $755 million, fully utilizing our share repurchase programs. In December 2016, our board of directors authorized a new $600 million share repurchase program effective January 1, 2017.  In 2017, we repurchased 29.6 million shares of common stock for $440 million. Effective October 4, 2017, Navient temporarily suspended its remaining share repurchase program to allocate capital towards building book value. On January 24, 2018, we announced that we expect to restart our share repurchases in the second half of 2018. As of December 31, 2017, the remaining repurchase authority was $160 million.

The following table summarizes our common share repurchases and issuances.

	Years Ended December 31,
	2017	2016	2015
Common stock repurchased(1)	29,646,374	59,625,325	56,043,711
Average purchase price per share	$14.85	$12.68	$16.87
Shares repurchased related to employee stock-based compensation plans(2)	1,847,651	3,197,355	2,404,328
Average purchase price per share	$15.40	$13.21	$19.81
Common shares issued(3)	3,680,479	5,476,010	4,924,021

(1)	Common shares purchased under our share repurchase program.
(2)	Comprises shares withheld from stock option exercises and vesting of restricted stock for employees’ tax withholding obligations and shares tendered by employees to satisfy option exercise costs.
(3)	Common shares issued under our various compensation and benefit plans.

The closing price of our common stock on December 31, 2017 was $13.32.